EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX ABRAHAM STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

•

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Abraham Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees. “Other Expenses” does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Abraham Program, which is the primary manner in which the Fund intends to gain exposure to the Abraham Program. Costs associated with such derivative instruments include any fee paid to the Fund’s counterparty and the fees and expenses associated with the Abraham Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

•

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX CHESAPEAKE STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

•

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund's consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Chesapeake Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees. “Other Expenses” does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Chesapeake Program, which is the primary manner in which the Fund intends to gain exposure to the Chesapeake Program. Costs associated with such derivative instruments include any fee paid to the Fund’s counterparty and the fees and expenses associated with the Chesapeake Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

•

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX CRABEL STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

•

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Crabel Multi-Product Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees. “Other Expenses” does not include direct costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Crabel Multi-Product Program, which is the primary manner in which the Fund intends to gain exposure to the Crabel Multi-Product Program. Costs associated with such derivative instruments include any fee paid to the Fund’s counterparty and the fees and expenses associated with the Crabel Multi-Product Program referenced by such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Fund does not anticipate that it will pay fees to derivative counterparties in the fiscal year 2013 in excess of 0.50% (annualized) of the notional exposure to Managed Futures Programs provided by the relevant derivative instrument.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

•

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX ECLIPSE STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

•

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund's consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Eclipse Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

•

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX JOHN LOCKE STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

•

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	8.40%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	9.19%
Fee Waiver and/or Expense Reimbursement (5)	(8.05)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

This item does not include management fees paid by the Subsidiary to the Adviser, which are included in "Management Fees" in the table above. “Other Expenses” include expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), and consolidated trading companies in which the Subsidiary invests, as reflected in the Fund’s consolidated financial statements for the most recently completed fiscal period. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the John Locke Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$1,946	$3,626	$7,246

•

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX ABSOLUTE RETURN PLUS STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

•

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Absolute Return Plus Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

•

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX QCM STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

•

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	1,224.81%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1,225.60%
Fee Waiver and/or Expense Reimbursement (5)	(1,224.46)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund's consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the QCM GDP (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company.  “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$6,629,577	$839,120,370	$48,287,600,107,766

•

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.

EQUINOX FUNDS TRUST

(THE “TRUST”)

EQUINOX TIVERTON STRATEGY FUND

(THE “FUND”)

Supplement dated June 18, 2013 to Prospectus for the Fund dated February 1, 2013, as amended from time to time (“Prospectus”), and the Summary Prospectus dated February 1, 2013, as amended from time to time (“Summary Prospectus”).

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Fund’s Prospectus and Summary Prospectus.

The Fund is revising its Prospectus and Summary Prospectus disclosure to reflect a change in implementation of the Fund’s strategy with respect to fixed income securities.  The Adviser believes that the Fund’s investment strategy can be more efficiently implemented by investing predominantly in cash, cash equivalents, securities issued by the U.S. government with one year or less term to maturity and money market funds rather than fixed-income exchange traded funds.

Accordingly, please note the following revisions to the Fund’s Prospectus and/or Summary Prospectus:

•

The fee table and accompanying footnotes with respect to the Fund and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees (2)	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (3)	0.78%
Acquired Fund Fees and Expenses (4)	0.04%
Total Annual Fund Operating Expenses (5)	1.57%
Fee Waiver and/or Expense Reimbursement (5)	(0.43)%
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (4)(5)	1.14%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.
(2)

“Management Fees” include a management fee paid to Equinox Fund Management, LLC (the “Adviser”) by the Subsidiary (as defined herein) at the annual rate of 0.75% of the Subsidiary’s average daily net assets. The Adviser has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary.

(3)

“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year. This item does not include management fees paid by the Subsidiary to the Adviser, which are included in “Management fees” in the table above. To the extent applicable, “Other Expenses” include estimated expenses of the Fund’s consolidated wholly-owned subsidiary (“Subsidiary”), and any consolidated trading companies in which the Subsidiary may invest. Trading companies in which the Subsidiary may invest may pay management fees and/or incentive fees to the commodity trading advisor or “CTA” with whom the trading company contracts. The Fund indirectly bears the fees and expenses of the Subsidiary and consolidated trading companies in the form of reduced returns on its investments. The Adviser anticipates that any investment in the Tiverton Program (as defined below) will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees. Actual fees and expenses may vary from year to year, including depending on the trading companies’ profits and amount of assets allocated to each trading company. Positive performance of a trading company will have the effect of increasing the trading companies fees and expenses to the extent that the relevant CTA earns performance fees.

(4)

Expenses shown above have been restated to reflect a change in the “Acquired Fund Fees and Expenses,” as a result of a change in Fund’s implementation of its investment strategy. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its Subsidiary or in any trading company. “Acquired Fund Fees and Expenses” are based on estimated amounts for the Fund’s current fiscal year.

(5)

The Adviser has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund Fees and Expenses,” (v) any expenses of the Subsidiary including trading company expenses, (vi) any class specific fees and expenses, and (vii) brokerage commissions, do not exceed, on an annual basis, 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2014. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The amount of the fee waiver/expense reimbursement shown is an estimate based on expenses estimated for this fiscal year.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$116	$454

•

The paragraph under the heading “Fixed-Income Securities” in the section entitled “Principal Investment Strategies” in the Summary Prospectus and in the “Fund Summary” section of the Prospectus, is deleted in its entirety and replaced with the following:

Cash and Fixed-Income Securities: The Fund will also invest in cash, cash equivalents or securities issued by the U.S. government with one year or less term to maturity for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds.

------------------

The information in this supplement contains new and additional information beyond that in the Prospectus and Summary Prospectus and should be read in conjunction with such documents.  Investors should retain this supplement for future reference.